Fair value information (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Information
Schedule of Fair Value Information

	Level 1	Level 2	Level 3	Total
December 31, 2024
Recurring fair value measurements
Other receivables (including Long-term receivables)	$-	$1,952,834	$-	$1,952,834
Financial assets at FVOCI	-	-	1,789,804	1,789,804
	$-	$1,952,834	$1,789,804	$3,742,638

	Level 1	Level 2	Level 3	Total
December 31, 2023
Recurring fair value measurements
Other receivables (including Long-term receivables)	$-	$3,157,438	$-	$3,157,438
Financial assets at FVOCI	-	-	1,791,262	1,791,262
	$-	$3,157,438	$1,791,262	$4,948,700